Long - Term Debt - Credit Facilities 6 (Details) - USD ($) $ in Thousands	4 Months Ended	5 Months Ended	6 Months Ended		8 Months Ended	12 Months Ended
	May 10, 2019	May 24, 2019	Jun. 30, 2019	Jun. 30, 2018	Sep. 10, 2018	Dec. 19, 2018
Line of Credit Facility [Line Items]
Outstanding amount			$ 875,631
Amount drawn down			$ 13,000	$ 0
$65.0 Million Hayfin Secured Term Loan Facility [Member]
Line of Credit Facility [Line Items]
Line of credit facility issuance date			Sep. 07, 2018
Line of credit facility maximum borrowing capacity			$ 65,000
Outstanding amount			$ 7,755
Line of Credit Facility, Expiration Date			Jul. 16, 2022
Line of Credit Facility, Frequency of Payments			each quarter end date
Line of Credit Facility, Interest Rate Description			LIBOR plus a margin
Loan margin percentage			5.50%
Unused Capacity, Commitment Fee Percentage	2.00%
Remaining Borrowing Capacity Cancelled	$ 56,900
$65.0 Million Hayfin Secured Term Loan Facility [Member] | Initial Tranche [Member]
Line of Credit Facility [Line Items]
Amount drawn down					$ 8,125
$37.0 Million Hellenic Senior Secured Credit Facility [Member]
Line of Credit Facility [Line Items]
Line of credit facility issuance date			May 23, 2019
Line of credit facility maximum borrowing capacity			$ 37,000
Outstanding amount			13,000
Line of Credit Facility, Periodic Payment			$ 450
Line of Credit Facility, Number of Repayment Instalments			20
Line of Credit Facility, Frequency of Payments			quarterly
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid			$ 4,000
Line of Credit Facility, Interest Rate Description			LIBOR plus a margin
Loan margin percentage			3.90%
$37.0 Million Hellenic Senior Secured Credit Facility [Member] | Initial Tranche [Member]
Line of Credit Facility [Line Items]
Amount drawn down		$ 13,000
$14.35 Million DVB Argos Credit Facility [Member]
Line of Credit Facility [Line Items]
Line of credit facility issuance date			Nov. 14, 2018
Line of credit facility maximum borrowing capacity			$ 14,300
Repayments of Debt						$ 14,300